Interest and Finance Costs	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs

9.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2017	2016	2015
Interest expense and other fees on unrelated party debt (Note 6)	$7,491	$4,902	$3,541
Interest expense and other fees on related party debt (Note 4)	5,948	1,692	2,945
Amortization of deferred financing costs	322	427	268
Commitment fees and other (Note 6)	82	73	412
Total	$13,843	$7,094	$7,166